Share-based Compensation - the Company's Share Option Values (Details) - The Company $ in Thousands		6 Months Ended
	Mar. 27, 2017 £ / shares	Jun. 30, 2017 £ / shares	Jun. 30, 2017 USD ($)	Jun. 30, 2016 £ / shares	Jun. 30, 2016 USD ($)
Share option values
Weighted average grant date fair value of share option granted during the period (in GBP per share) | £ / shares	£ 12.69	£ 12.69		£ 8.83
Total intrinsic value of share options exercised | $			$ 1,049		$ 775